Related Party Transactions - Balances (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016 [1]
Balances with related parties
Amounts due from related parties		$ 475	$ 0
Amounts due to related parties		230	5,610
Loans due to related parties		45,000
GasLog LNG Services
Balances with related parties
Amounts due from related parties	[2]	475	0
Amounts due to related parties	[2]	0	603
GasLog Ltd.
Balances with related parties
Amounts due to related parties	[3]	230	255
GasLog Ltd. | Revolving credit facility
Balances with related parties
Loans due to related parties		45,000
GasLog Carriers
Balances with related parties
Amounts due to related parties	[4]	$ 0	$ 4,752

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).
[2]	The balance as of December 31, 2016 represents mainly payments made by GasLog LNG Services on behalf of the Partnership. The balance as of December 31, 2017 represents mainly net amounts advanced to the Manager to cover future operating expenses of the Partnership.
[3]	The balances represent payments made by GasLog on behalf of the Partnership.
[4]	As of December 31, 2016, the balance due to GasLog Carriers, the parent company of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd., prior to their acquisitions by the Partnership on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, represented mainly amounts paid directly by GasLog Carriers on behalf of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd., covering expenses during the construction period. As of December 31, 2017, the outstanding balance had been fully settled.